Share capital and reserves - Listing and Share Transaction Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Share issue related cost, beginning balance	€ 27.4	€ 27.3
Share transaction costs	0.3	0.1
Share issue related cost, ending balance	€ 27.7	€ 27.4